Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Dividends and distributions paid per share	$ 5.84	$ 5.82	$ 5.60
Amount	$ 45,830	$ 41,335	$ 38,580
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	16,000,000	16,000,000	16,000,000
Amount	$ 400	$ 400	$ 400
Dividends and distributions paid	$ 15	$ 15	$ 16
Dividends and distributions paid per share	$ 0.93	$ 0.93	$ 0.96
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000	12,000,000
Amount	$ 300	$ 300	$ 300
Dividends and distributions paid	$ 12	$ 12	$ 11
Dividends and distributions paid per share	$ 0.98	$ 0.97	$ 0.94
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000	12,000,000
Amount	$ 300	$ 300	$ 300
Dividends and distributions paid	$ 9	$ 10	$ 11
Dividends and distributions paid per share	$ 0.79	$ 0.87	$ 0.90
Non cumulative Series 45 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	32,000,000	32,000,000	32,000,000
Amount	$ 800	$ 800	$ 800
Dividends and distributions paid	$ 35	$ 35	$ 35
Dividends and distributions paid per share	$ 1.10	$ 1.10	$ 1.10
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	450,829,278	446,932,750	445,325,744
Amount	$ 14,351	$ 13,892	$ 13,589
Dividends and distributions paid	$ 2,622	$ 2,592	$ 2,488
Dividends and distributions paid per share	$ 5.84	$ 5.82	$ 5.60
Number of shares	450,827,976	447,085,329	445,341,675	442,826,380
Amount	$ 14,351	$ 13,908	$ 13,591	$ 13,243
Preference shares [member]
Disclosure of classes of share capital [line items]
Amount	2,825	2,825	2,825
Dividends and distributions paid	121	122	111
Amount	$ 4,325	$ 3,575	$ 2,825	$ 2,250
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	18,000,000	18,000,000	18,000,000
Amount	$ 450	$ 450	$ 450
Dividends and distributions paid	$ 20	$ 20	$ 20
Dividends and distributions paid per share	$ 1.13	$ 1.13	$ 1.13
Non cumulative Series 49 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	13,000,000	13,000,000	13,000,000
Amount	$ 325	$ 325	$ 325
Dividends and distributions paid	$ 17	$ 17	$ 13
Dividends and distributions paid per share	$ 1.30	$ 1.30	$ 1.00
Non cumulative Series 51 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	10,000,000	10,000,000	10,000,000
Amount	$ 250	$ 250	$ 250
Dividends and distributions paid	$ 13	$ 13	$ 5
Dividends and distributions paid per share	$ 1.29	$ 1.29	$ 0.53
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	(1,302)	152,579	15,931
Amount		$ 16	$ 2
Treasury shares [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	(20)
Other equity Instruments [member] | 4.375% Limited Recourse Capital Notes Series One [member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 37
Number of shares	4.375	4.375
Amount	$ 750	$ 750
Other equity Instruments [member] | 4.000% Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Amount	$ 750